SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Net revenues, income (loss) from operations and total assets of the Company’s reportable segments are as follows:

	Year ended September 30,
	2014	2015	2016
	RMB	RMB	RMB
Segment net revenues
Production and distribution of hybrid seeds	414,891	376,250	334,769
Agri-biotech and product development	3,536	3,560	3,495
Segment total net revenues	418,427	379,810	338,264
Inter-segment sales eliminations	(3,250)	(3,257)	(3,013)
Reconciliation to consolidated revenues	415,177	376,553	335,251

Segment operating income(loss)
Production and distribution of hybrid seeds	10,691	38,709	263
Agri-biotech and product development	(24,328)	(26,501)	(31,205)
Total segment operating income(loss)	(13,637)	12,208	(30,942)
Less: Unallocated corporate operating expenses, net	10,842	10,868	30,366
Reconciliation to consolidated income (loss) from operations	(24,479)	1,340	(61,308)

	September 30,
	2015	2016
	RMB	RMB
Segment identifiable assets:
Production and distribution of hybrid seeds	916,088	803,420
Agri-biotech and product development	187,223	189,446
Segment total identifiable assets	1,103,311	992,866
Receivables elimination	(117,482)	(112,240)
Reconciliation to consolidated total assets	985,829	880,626

Supplemental disclosures of segment information:

	Year ended September 30,
	2014	2015	2016
	RMB	RMB	RMB
Segment depreciation and amortization
Production and distribution of hybrid seeds	27,567	29,668	30,365
Agri-biotech and product development	957	879	857
Reconciliation to consolidated depreciation and amortization	28,524	30,547	31,222

Segment capital expenditure to long-lived assets
Production and distribution of hybrid seeds	22,615	20,531	16,964
Agri-biotech and product development	-	-	-
Reconciliation to consolidated expenditure on the purchase of plant and equipment, land use rights and intangible assets	22,615	20,531	16,964